Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Reconciliation of Statement of Cash Flows (Detail) - USD ($)			3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Jun. 13, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
OPERATING ACTIVITIES
Net income			$ (82,688)	$ 18,056	$ 365,252	$ (188,170)	$ 933,836	$ 295,115	$ (4,128,841)
Adjustments to reconcile income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account			(915,995)	(218,104)	(972,033)	(1,151,957)	(1,016,923)	(1,872,701)	(1,022,546)
Change in fair value of warrant liability			(5,675)	(10,746)	96,475	42,636	334,825	65,336	930,700
Change in operating assets and liabilities:
Prepaid expenses			5,138	(176,337)	46,297	(187,100)	(16,438)	(161,609)	98,918
Receivable from related parties			(200)		(4,318)	(30,054)	(8,126)	(1,952)	552
Other non-current assets			20,001		33,327	(53,368)	33,327	(33,327)	33,327
Account payable			8,701	70,695	(6,513)	96,632	(118,016)	34,393	52,135
Payable to related parties			(4,922)		(7,757)		(10,464)	16,649	(940)
Accrued liabilities			24,269	7,083		5,000	150		2,153,000
Other current liabilities			238,568	65,082	255,290	293,362	(180,696)	180,696	(180,696)
Net cash used in operating activities			(547,427)	(280,383)	(924,484)	(796,679)	(1,916,197)	(1,477,400)	(2,064,391)
INVESTING ACTIVITIES
Investment of cash in Trust Account						(172,500,000)		(172,500,000)
Cash withdrawn from Trust Account			164,932	(172,500,000)	231,894	71,590	727,119	378,118	6,632,180
Net cash and cash equivalents provided by (used in) investing activities			164,932	(172,500,000)	231,894	(172,428,410)	727,119	(172,121,882)	6,632,180
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders				25,000		25,000		25,000
Borrowing from related party				99,937		99,937		99,937	300,000
Repayment of borrowing from related party				(99,937)		(99,937)		(99,937)
Proceeds from sale of Private Placements Units		$ 22,500,000		5,675,000		5,675,000		5,675,000
Proceeds from sale of common stock to underwriters				1,200,000		1,200,000		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid				169,050,000		169,050,000		169,050,000
Payment of offering costs		$ (4,332,430)		(640,139)		(689,210)		(774,210)	(108,220)
Redemption of Units									(5,857,340)
Net cash provided by (used in) financing activities				175,309,861		175,260,790		175,175,790	(5,665,560)
Net change in cash during period			(382,495)	2,529,478	(692,590)	2,035,701	(1,189,078)	1,576,508	(1,097,771)
Cash, beginning of period			1,576,508		1,576,508		1,576,508		1,576,508
Cash, end of period			1,194,013	2,529,478	883,918	2,035,701	387,430	1,576,508	478,737
SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes							462,238	378,118	476,973
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption			82,680	1,966,934	(365,260)	2,088,164	(933,840)	2,195,114	(4,128,850)
Offering costs included in accounts payable			108,220	157,291		193,220		108,220
Fair value of warrant liability				116,264		116,264		116,264
As Filed
OPERATING ACTIVITIES
Net income			(77,013)	28,802	268,777	(230,806)	599,011	360,451	(3,198,141)
Adjustments to reconcile income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account			(915,995)	(218,104)	(972,033)	(1,151,957)	(1,016,923)	(1,872,701)	(1,022,546)
Change in operating assets and liabilities:
Prepaid expenses			5,138	(176,337)	46,297	(187,100)	(16,438)	(161,609)	98,918
Receivable from related parties			(200)		(4,318)	(30,054)	(8,126)	(1,952)	552
Other non-current assets			20,001		33,327	(53,368)	33,327	(33,327)	33,327
Account payable			8,701	70,695	(6,513)	96,632	(118,016)	34,393	52,135
Payable to related parties			(4,922)		(7,757)		(10,464)	16,649	(940)
Accrued liabilities			24,269	7,083		5,000	150		2,153,000
Other current liabilities			238,568	65,082	255,290	293,362	(180,696)	180,696	(180,696)
Net cash used in operating activities			(547,427)	(280,383)	(924,484)	(796,679)	(1,916,197)	(1,477,400)	(2,064,391)
INVESTING ACTIVITIES
Investment of cash in Trust Account						(172,500,000)		(172,500,000)
Cash withdrawn from Trust Account			164,932	(172,500,000)	231,894	71,590	727,119	378,118	6,632,180
Net cash and cash equivalents provided by (used in) investing activities			164,932	(172,500,000)	231,894	(172,428,410)	727,119	(172,121,882)	6,632,180
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders				25,000		25,000		25,000
Borrowing from related party				99,937		99,937		99,937	300,000
Repayment of borrowing from related party				(99,937)		(99,937)		(99,937)
Proceeds from sale of Private Placements Units				5,675,000		5,675,000		5,675,000
Proceeds from sale of common stock to underwriters				1,200,000		1,200,000		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid				169,050,000		169,050,000		169,050,000
Payment of offering costs				(640,139)		(689,210)		(774,210)	(108,220)
Redemption of Units									(5,857,340)
Net cash provided by (used in) financing activities				175,309,861		175,260,790		175,175,790	(5,665,560)
Net change in cash during period			(382,495)	2,529,478	(692,590)	2,035,701	(1,189,078)	1,576,508	(1,097,771)
Cash, beginning of period			1,576,508		1,576,508		1,576,508		1,576,508
Cash, end of period			1,194,013	2,529,478	883,918	2,035,701	387,430	1,576,508	478,737
SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes							462,238	378,118	476,973
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption			77,010	1,956,190	(268,780)	2,130,800	(599,020)	2,260,450	(3,198,150)
Offering costs included in accounts payable			108,220	157,291		193,220		108,220
Restatement Adjustment
OPERATING ACTIVITIES
Net income	[1]		(5,675)	(10,746)	96,475	42,636	334,825	(65,336)	(930,700)
Adjustments to reconcile income to net cash used in operating activities:
Change in fair value of warrant liability	[1]		(5,675)	(10,746)	96,475	42,636	334,825	65,336	930,700
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	[1]		$ 5,670	10,744	$ (96,480)	(42,636)	$ (334,820)	(65,336)	$ (930,700)
Fair value of warrant liability	[1]			$ 116,264		$ 116,264		$ 116,264

[1]	The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.